SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lease - IFRS 16

3.1.1.Lease – IFRS 16

The Company adopted IFRS 16 as of January 1, 2019. This standard determines that lessees must recognize future liabilities in their liabilities and their right to use the leased asset for all lease agreements, with exemption allowed to short-term or low-value contracts. Short-term or low-value contracts for the exemption of the standard refers to contracts where the individual value of the assets is lower than U.S.$5 and maturity date is before 12 months, represented, mainly, by equipment of technology and vehicles. The Company adopted the standard using a modified retrospective approach that does not require the restatement of the comparative balances.

In adopting IFRS 16, the Company recognized the gross PIS/COFINS lease liabilities in relation to the agreements that meet the definition of lease, whose liabilities were measured at the present value of the remaining lease payments, discounted based on the incremental loan nominal rate. Assets associated with the right of use were measured at the amount equal to the lease liability on January 1st, 2019, with no impact on retained earnings.

The Company used the following practical expedients allowed by the standard:

(i)the use of a single discount rate for a portfolio of leases with similar characteristics;

(ii)leases whose maturity will occur within 12 months of the date of initial adoption of the standard, accounting was as short-term leases directly in the income statement;

(iii)the accounting of lease payments as expenses in the case of leases for which the underlying asset is of low value;

(iv)the use of hindsight in determining the lease term, when the agreement contains options to extend or terminate the lease; and

(v)the Company excluded initial direct costs of measuring the right to use asset at the date of initial adoption.

The effects of adopting this new standard are set forth in note 19.

Uncertainty over Income Tax Treatments - IFRIC 23

3.1.2.Uncertainty over Income Tax Treatments – IFRIC 23

The interpretation is applicable when there are uncertainties as to the acceptance of the treatment by the Fiscal Authority. If acceptance is not likely, the values of tax assets and liabilities should be adjusted to reflect the best resolution of the uncertainty.

The Company has evaluated the changes introduced by this new standard and based on the analysis carried out, did not identify material impacts on its consolidated financial statements, or modify the recognition and measurement of uncertainties about tax treatment of income.

Fair value amortization of subsidiaries

3.1.3.Fair value amortization of subsidiaries

Fair value amortization of assets and liabilities are classified in cost of goods sold, selling, general and administrative expenses, other operating income (expenses) net and financial result, according to the realization of the items that originated them.

Comparability of the statement of cash flows

3.1.4.Comparability of the statement of cash flows

The Company made certain reclassifications on its statements of cash flows regarding the year ended December 31, 2018 and 2017, substantially in operating activities, for a better comparison with the Statements of cash flows for the year ended December 31, 2019.

Revaluation of investment - Ensyn and Spinnova Oy

3.1.5.Revaluation of investment – Ensyn and Spinnova Oy

Ensyn and Spinnova investments were previously classified as financial investment measured through other comprehensive income. However, respectively in the second and third quarter of 2019, based on the shareholders’ agreement and recent capital contribution to Ensyn and Spinnova, the Company increased their stake in these investments and obtained significant influence.

Therefore, respectively, as from the second and third quarter of 2019, the Company has recorded their investments prospectively under the equity method using the fair value as deemed cost’ method, with the consequent presentation of the investment under “Investments in subsidiaries, affiliates, joint operations and joint ventures” and no longer under “Other investments”, as disclosed in note 14.2.

In relation to Ensyn, the Company identified and recorded a goodwill based on expected future profitability in the amount of U.S.$40,049 (equivalent to R$154,578), arising from the difference of the consideration paid of U.S.$43,000 (equivalent to R$165,928) and the carrying amount of the net assets of the investee of U.S.$2,941 (equivalent to R$11,350).

In relation to Spinnova, the Company identified a bargain purchase in this transaction in the amount of EUR6,748 (equivalent to R$32,705), arising from the difference of the consideration paid of EUR12,500 (equivalent to R$55,928) and the carrying amount of the net assets of the investee of EUR19,248 (equivalent to R$87,915).

Biological assets

3.1.6.Biological assets

The Company's biological assets are eucalyptus forests exclusively from renewable plantations and intended for the production process of pulp and paper, measured at fair value less estimated cost to sell at the time of harvest. Fair value measurement is performed on a semiannually basis, since Management understand that its interval is enough, so that, there is no significant gap in the fair value of biological assets recorded in the consolidated financial statements and uses the discounted cash flow method according to the projected productivity cycle of such assets.

Considering that Suzano and Fibria used different assumptions to the biological assets fair value, in the first measurement after business combination, the Company reviewed the assumption for “effective planting area”, keeping the immature forest (up to 2 years from the date of planting) at historical cost.  As a result of the Management’s considers that during this period, the historical cost of biological assets approximates to its fair value. Additionally, the purpose of this change is to reflect the experience acquired in the biological assets measurements process and the alignment of calculation approach with the Company’s forest management, which perform continuous forest inventories for the purpose of estimating the wood stock or future production forecast, represented by the average annual increment (“IMA”), from the 3rd year of planting.

Considering the fact that in the first two years of forest formation, the historical cost approximates to its fair value, as described above, this assumption alignment did not generate significant impacts on the Company's financial statements.

There are no changes in the remaining assumptions.

The gain or loss on the variation of the fair value of the biological assets is recognized under other operating income (expenses), net. The value of the depletion is measured based on the amount of the biological asset depleted (harvested).

Significant assumptions applied in determining on the biological assets of fair value measurements are disclosed in Note 13.

Income tax - IAS 12

3.1.7.Income tax – IAS 12

This pronouncement was amended and clarifies that the income tax consequences of dividends on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits were recognized. These requirements apply to all income tax consequences of dividends. The Company assessed the content of this pronouncement and did not identify any material impacts.

Borrowing costs -IAS 23

3.1.8.Borrowing costs –IAS 23

This pronouncement was amended and clarifies that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use or sale, it becomes part of general borrowings. The Company assessed the content of this pronouncement and did not identify any material impacts.

Business combinations -IFRS 3

3.1.9.Business combinations –IFRS 3

This pronouncement was amended and clarifies that obtaining control of a business that is a joint operation, is a business combination achieved in stages. The acquirer should re-measure its previously held interest the joint operation at fair value at the acquisition date. The Company assessed the content of this pronouncement and did not identify any material impacts.

Joint arrangements -IFRS 11

3.1.10.Joint arrangements –IFRS 11

This pronouncement was amended and clarifies that the party obtaining joint control of a business that is a joint operation should not re-measure its previously held interest in the joint operation. The Company assessed the content of this pronouncement and did not identify any material impacts.

Employee benefits - IAS 19

3.1.11. Employee benefits – IAS 19

This pronouncement was amended and clarifies that, when occur an event of amendment, curtailment or settlement related to a defined benefit, the entity must update the previously used and remeasured the current service cost and the net interest for the remaining period, after amendments. The Company assessed the content of this pronouncement and did not identify any material impacts.

Investment in associates - IAS 28

3.1.12.Investment in associates – IAS 28

IFRS 9 - Financial Instruments excluded from its scope equity interests in associates and joint ventures, which are accounted for using the equity method in accordance with IAS 28. The amendment to IAS 28 clarified that the aforementioned scope exclusion in IFRS 9 applies only to investment elements that are accounted for using the equity method. Accordingly, the accounting of long-term financial instruments with an associate or joint venture which, in substance, is part of the net investment in these investees, but for which the equity method does not apply, must follow the requirements of the IFRS 9. The Company assessed the content of this pronouncement and did not identify any material impacts.

Consolidated financial statements

3.2.1.Consolidated financial statements

The consolidated financial statements were prepared based on the information of Suzano and its subsidiaries in the year ended December 31, 2019, as well as in accordance with consistent accounting practices and policies, except to Futuragene PLC, which period end is November 31, 2019, however, has no material impact in the consolidated financial statements, and if there is any significant event up to December 31, 2019, it is adjusted in the consolidated financial statement. The Company consolidates all subsidiaries over which it has direct or indirect control, that is, when it is exposed or has rights to variable returns on its investment with the investee and has the capacity and ability to direct the relevant activities of the investee and has the ability to direct the investee's relevant activities.

Additionally, all transactions and balances between Suzano and its subsidiaries, associates and joint ventures are eliminated in the consolidated financial statements, as well as unrealized gains or losses arising from these transactions, net of tax effects. Non-controlling interest is highlighted.

The consolidated financial statement of the balance sheet, statements of income (loss), statements of comprehensive income (loss), statements of changes in equity and statements of cash flows, as well the corresponding notes to the financial information regarding to the  year ended December 31, 2019, included on this consolidated financial statements are not comparable with the consolidated financial statement as at December 31, 2018 due to the conclusion of the business combination of Fibria in January 2019, as disclosed in note 1.2.1 above. During the period from January 1, 2019 to March 31, 2019 Suzano consolidated Fibria's interim accounting information. However, as from April 1, 2019, Fibria was merged into Suzano, as Note 1.2.2.

Subsidiaries

3.2.2.Subsidiaries

These all entities over which the Company has the power to govern the financial and operating policies of the entity, generally through a majority voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns on its investment with the investee and has the ability to affect those returns through its power over the entity.

Subsidiaries are consolidated from the date on which control is transferred to Fibria and de-consolidated from the date that control ceases

Joint operations

3.2.3.Joint operations

These are all entities in which the Company maintains the contractually established control over its economic activity and exists only when the strategic, financial and operational decisions regarding the activity require the unanimous consent of the parties sharing the control.

In the consolidated financial statements, the balance of assets, liabilities, revenues and expenses are recognized proportionally to the interest in joint operation.

Associated and joint ventures

3.2.4.Associated and joint ventures

These are all entities are initially recognized at cost and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date.

In the investments in associates, the Company must have significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without having its control or joint control of those policies. In investments in joint ventures there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

In the consolidated financial statements, the balance of assets, liabilities, revenues and expenses are eliminated, as well as unrealized gains and losses and investments in these entities and their respective equity accounting results.

In relation to associates Ensyn and Spinnova, which period end is November 30, 2019 for their financial information, they have no material impact in the consolidated financial statement, and if there is any significant event up to December 31, 2019, it is adjusted in the consolidated financial statement.

Translation of financial statements into functional, presentation and foreign currency

3.2.5.Translation of financial statements into functional, presentation and foreign currency

The Company defined as functional and presentation currencies, Brazilian Real (“Real”, “Reais” or “R$”).

The individual financial statements of each foreign subsidiaries included in the consolidated financial statement, are prepared in accordance with local currency of the subsidiary operates and translated into Company’s functional and presentation currency.

3.2.5.1.Translation into currency presentation

Due to the merger with Fibria, the Company had several changes in the structure, activities and operations during 2019 that led management to conclude that they needed to reassess the functional currency of its subsidiaries whose functional currency was different from Brazilian Reais.

Those facts resulted in the corporate reorganization, as well as, it has impacted how management conducted the Company's business in order to achieve the alignment between the cultures of the two Companies, the unification of processes, operating, tax systems and strategies, through synergy gains arising from the business combination. In this process some of Company’s wholly-owned subsidiaries have lost autonomy and become an extension of the activities of the parent company.

These circumstances collectively justify the change in the functional currency to Brazilian Real and they have occurred gradually during 2019, therefore it was not practicable to determine the date of the change at a precise point during the reporting period. Thus, the Company changed the functional currency of those wholly-owned subsidiaries as of January 1, 2020.

The cumulative translation adjustment (“CTA”) arising from the translation of a foreign operation previously recognized in other comprehensive income will not be reclassified from equity to profit or loss until the disposal of the operations. The total or partial disposal of interest in wholly-owned subsidiaries occurs through sale or dissolution, of all or part of operation.

Therefore, the financial statements of foreign subsidiaries, whose functional currency was different from Brazilian Reais in 2019, were translated using the criteria established below, which will only be changed as from January 1, 2020, following the same criteria described in note 3.2.5.2:

(i)assets and liabilities are translated at the exchange rate in effect at year-end;

(ii)revenues and expenses are translated based on the monthly average rate;

(iii)the cumulative effects of gains or losses upon translation are recognized as accumulated foreign currency translation adjustments component of other comprehensive income.

Transactions and balances in foreign currency

3.2.5.2.Transactions and balances in foreign currency

These are translated using the following criteria:

(i)monetary assets and liabilities are translated at the exchange rate in effect at year-end;

(ii)non-monetary assets and liabilities are translated at the historical rate of the transaction;

(iii)revenues and expenses are translated based on monthly average rate;

(iv)the cumulative effects of gains or losses upon translation are recognized in the other comprehensive income.

Hyperinflationary economies

3.2.6.Hyperinflationary economies

The wholly-owned Stenfar, based in Argentine, is subject to the requirements of IAS 29- Financial Reporting in Hyperinflationary Economies, considering that the main country of this entity has been classified as hyperinflationary economy since 2018.

Non-monetary items and income statement balances were restated to reflect the terms of the measuring unit current at the end of the reporting exercise. The balances were calculated by applying the changes on the index from the initial recognition date to the reporting date.

The translation of the balance sheet and income statement balances into the reporting currency Brazilian Reais were based on the closing rate of the reporting period.

Business combinations

3.2.7.Business combinations

These are accounted for using the acquisition method when control is transferred to acquirer. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at acquisition date, and the amount of any non-controlling interests in the acquire. For each business combination, the Company recognizes any non-controlling interest in the acquire either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The costs directly attributable to the acquisition are recorded as expense when incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as debt reduction or equity, respectively.

In a business combination, assets acquired and liabilities assumed are evaluate in order to classify and allocate them assessing the terms of the agreement, economic circumstances and other conditions at the acquisition date.

Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired. After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For purposes of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.

Gains on an advantageous purchase are recognized immediately in the result. The borrowing costs are recorded in the income statement as incurred.

Contingent liabilities related to tax, civil and labor classified in the acquired company as possible and remote risk is recognized by the acquirer.

Transactions in the acquisition of shares with shared control over the net assets traded apply complementary guidance to IFRS 3 - Business Combination, IFRS 11 - and IAS 28 – Investments in Associates and Joint Ventures. Based on the equity method, investment is initially recognized at cost. The carrying amount of the investment is adjusted for recognition of changes in the Company's share in the acquirer's Shareholders' equity as of the acquisition date. Goodwill is segregated from carrying amount of the investment. Other intangible assets identified in the transaction shall be allocated in proportion to the interest acquired by the Company, by the difference between the carrying amounts recorded in the acquired entity and its fair value assets, which may be amortized.

Segment information

3.2.8.Segment information

An operating segment is a component of the Company that carries out business activities from which it can obtain revenues and incur expenses. The operating segments reflect how the Company’s management reviews financial information to make decisions. The Company’s management has identified reportable segments, which meet the quantitative and qualitative disclosure requirements. The segments identified for disclosure represent mainly sales channels.

Cash and cash equivalents

3.2.9.Cash and cash equivalents

Include cash on hand, bank deposits and highly liquid short-term investments with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to insignificant risk of change in value. The investments classified in this group, due to their nature, are measured at fair value through the profit or loss.

Financial assets classification

3.2.10.1.Classification

Financial assets are classification based on the purpose for which the financial assets were acquired, as set forth below:

(i)financial assets at amortized cost;

(ii)financial assets at fair value through other comprehensive income;

(iii)financial assets at fair value through profit or loss.

Regular purchases and sales of financial assets are recognized on the trade date, it means, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred but only if Fibria has transferred substantially all risks and rewards of ownership.

Financial instruments measured at amortized cost

3.2.10.1.1. Financial instruments measured at amortized cost

Financial assets at amortized cost are financial assets held by the Company (i) in order to receive their contractual cash flow and not to sell to realization a profit or loss and (ii) whose contractual terms give rise, on specified dates, to cash flows that exclusively, payments of principal and interest on the principal amount outstanding. Any changes are recognized under financial income (expense) in income statement.

It includes the balance of cash and cash equivalents, trade accounts receivable and other assets.

Financial assets at fair value through other comprehensive income

3.2.10.1.2. Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income are financial assets held by the Company (i) either to receive their contractual cash flow as the for sale with realization of profit or loss and (ii) whose contractual terms give rise on specified dates, to cash flows constituting, exclusively, payments of principal and interest on the principal amount outstanding. In addition, investments in equity instruments where, on initial recognition, the Company elected to present subsequent changes in its fair value to other comprehensive income, are classified in this category. Any changes are recognized under net financial income (expense) in income statement, except for the fair value of investment in equity instruments, which are recognized in other comprehensive income.

This category includes the balance of other investments (Note 14).

Financial assets at fair value through profit or loss

3.2.10.1.3. Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are either designated in this category or not classified in any of the other categories. . Any changes are recognized under financial income (expense) in income statement for non-derivative financial instruments and for financial derivative instruments under income from derivative financial instruments.

This category includes the balance of marketable securities, financial assets at fair value through profit or loss are the balance of derivative financial instruments, including embedded derivatives, stock options and other securities.

Settlement of financial instruments

3.2.10.2. Settlement of financial instruments

Financial assets and liabilities are settled and the net amount is recorded in the balance sheet when there is a (i) legally enforceable right to settle the recognized amounts and (ii) there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Financial instruments measured at amortized cost

3.2.10.3.1. Financial instruments measured at amortized cost

Annually, the Company assesses if there is evidence that a financial asset is impaired. A financial is impaired only if there is evidence of an impairment as a result of one or more events that occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows of the financial asset that can be reliably estimated.

The criteria that the Company uses to determine if there is evidence of an impairment loss include:

(i)significant financial difficulty of the issuer or debtor;

(ii)default or late interest or principal payments in the agreement;

(iii)where Company, for economic or legal reasons relating to the borrower's financial difficulty, grants to the borrower a concession that the lender would not otherwise receive;

(iv)it becomes probable that the borrower will enter bankruptcy or other financial reorganization;

(v)the disappearance of an active market for that financial asset because of financial difficulties;

(vi)observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.

The amount of an impairment loss is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the financial asset's original effective interest rate. If the financial asset is impaired the carrying amount of the asset is reduced and a loss is recognized in the income statement.

In a subsequent measurement, if there is an improvement in  the asset rating, such as an improvement in the debtor's credit rating, the reversal of the previously recognized impairment loss is recognized in the income statement.

Financial assets at fair value through other comprehensive income

3.2.10.3.2. Financial assets at fair value through other comprehensive income

Annually, the Company evaluate if there is evidence that a financial asset is impaired.

For such financial assets, a significant or prolonged decrease in the fair value of the security below its cost is an evidence that the assets are impaired. If any such evidence exists, impairment loss is measured by the difference between the acquisition cost and the current fair value, less any loss previously recognized in other comprehensive income, shall be recognized in the income statement.

Derivative financial instruments and hedging activities

3.2.11.Derivative financial instruments and hedging activities

Derivatives financial instruments are recognized at fair value on the date the derivative agreement is entered into and are subsequently remeasured at fair value. Changes in fair value are recorded in under result of derivative financial instruments in the income statement.

Embedded derivatives in non-derivative main contracts are required to be separated when their risks and characteristics are not-closely related to those of main contracts and these are not measured at fair value through profit or loss.

Non-option embedded derivatives are separated from the main contracts in accordance with its stated or implied substantive terms, so that they have zero fair value on initial recognition.

Trade accounts receivable

3.2.12.Trade accounts receivables

These are recorded at the invoiced amount, in the normal course of the Company´s business, adjusted to exchange rate variation when denominated in foreign currency and, if applicable, net of expected credit losses.

The Company applies the aging-based provision matrix with the appropriate grouping of your portfolio.

The Company adopts procedures and analysis to establish credit limits.

The Company examines on a monthly basis the maturity of receivables and identifies those customers with overdue balances assessing the specific situation of each client including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation. In the event of default, collection attempts are made, which include direct contact with customers and collection through third parties. Should these efforts prove unsuccessful, court measures are considered and credit expected loss is recognized. The notes are written-off from the credit expected loss when Management considers that they are not recoverable after taking all appropriate measures to collect them.

Inventories

3.2.13.Inventories

These are evaluated at average acquisition or formation cost of finished products, net of recoverable taxes, not exceeding their net realizable value.

Finished products and work-in-process consist of raw materials, direct labor, production costs, freight, storage and general production expenses, which are related to the processes required to make the products available for sale.

Imports in transit are presented at the cost incurred until the balance sheet date.

The raw materials derived from biological assets are measured based on their fair value less cost to sell at the point of harvest and freight costs.

Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production cost of the respective month, whereas abnormal losses, if any, are recorded directly as cost of sales.

Non-current assets held for sale

3.2.14.Non-current assets held for sale

These are measured at carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified under this account when the sale is highly probable and they are available for immediate sale under their current conditions.

Property, plant and equipment

3.2.15.Property, plant and equipment

Stated at the cost of acquisition, formation, construction or dismantling, net of recoverable taxes. Such cost is deducted of accumulated depreciation and accumulated impairment losses, when incurred, at the highest of the value of use and sale, less cost to sell. The borrowing costs are capitalized as a component of construction in progress, pursuant to with IAS 23, considering the weighted average interest rate of the Company’s debt at the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful life, residual values and depreciation methods are annually reviewed and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an analysis of impairment indicators of property, plant and equipment. An impairment for loss for property, plant and equipment, is only recognized if the related cash-generating unit is devalued. Such condition is also applied if the asset’s recoverable amount is less than it is carrying amount. The recoverable amount of asset or cash-generating unit is the highest of its value in use and its fair value less cost to sell.

The cost of major renovations is capitalized if the future economic benefits exceed the performance standard initially estimated for the asset and are depreciated over the remaining useful life of the related asset.

Repairs and maintenance are expensed when incurred.

Gains and losses on disposals of property, plant and equipment are measured by comparing the proceeds with the book value and are recognized as other operating income a (expense), net at the disposal date.

Intangible assets

3.2.16.Intangible assets

These are measured at cost at the time they are initially recognized. The cost of intangible assets acquired in a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable.

The useful life of intangible assets is assessed as finite or indefinite.

Intangible assets with a finite life are amortized over the economic useful life and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with a finite useful life is recognized in the statement of income as an expense related to its use and consistently with the economic useful life of the intangible asset.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment losses, individually or at the level of the CGU. The allocation is made to the CGU or group of CGUs that represents the lowest level within the entity, in which the goodwill is monitored for management's internal purposes, and that has benefited from the business combination. The Company records in this subgroup mainly goodwill for expected future profitability (goodwill) and easement of passage.

Such test involved the adoption of assumptions and judgments, disclosed in Note 16.

Current and deferred income tax and social contribution

3.2.17.Current and deferred income tax and social contribution

Income taxes comprise income tax and social contribution on net income, current and deferred. These taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity. In this case, they are recognized in equity under the equity adjustment.

The current charge is calculated based on the tax laws enacted in the countries in which the Company and its subsidiaries and affiliates operate and generate taxable income. Management periodically evaluates the positions assumed in the income tax returns with respect to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the amounts that must be paid to the tax authorities.

Deferred tax and contribution liabilities are recognized on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred taxes and contributions are determined based on the rates in force on the balance sheet date and, which must be applied when they are realized or when they are settled.

Deferred tax assets and contributions are recognized to the extent that it is probable that future taxable profit will be available to be used to offset temporary differences, based on projections of future results prepared and based on internal assumptions and future economic scenarios that may, therefore, undergo changes.

Deferred income tax and social contribution are recognized on temporary differences arising from investments in subsidiaries and associates, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary difference will not be reversed in a foreseeable future.

Deferred taxes and contributions, assets and liabilities, are presented at the net amount in the balance sheet when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority.

Trade accounts payable

3.2.18.Trade accounts payable

Corresponds to the obligations payable for goods or services acquired in the normal course of the Company´s business, recognized at fair value and,  subsequently,  measured at amortized cost using the effective interest rate method, adjusted to present value and exchange rate variation when denominated in foreign currency, when applicable.

Loans and financing

3.2.19.Loans and financing

Loans and financing are initially recognized at their fair value, net of costs incurred in the transaction and are subsequently stated at amortized cost. Any difference between the amounts raised and settled is recognized in the statement of income during the period in which the loans and financing are outstanding, using the effective tax rate method.

General or specific borrowing costs, directly attributed to the acquisition, construction or production of a qualified asset, are capitalized as a part of the cost of asset when it is probable that they will result in future economic benefits for the entity and that these costs may be measured with reliability. Other loan costs are recognized as expense in the period they are incurred.

Provision, contingent assets and liabilities

3.2.20.Provision, contingent assets and liabilities

Contingent assets are not recorded. The recognition is only performed when are guarantees or judicial decisions favorable and the amount can be measured with safety. Contingent assets, for which such conditions are not met, are only disclosed in the notes to the financial statements when material.

The provisions are provided to the extent that the Company expects that is probable that it will disburse cash and the amount can be reliably estimated. Tax, civil and labor proceedings are accrued when losses are assessed as probable and the amounts involved can be reliably measured. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Tax and civil contingent liabilities assessed as remote losses are neither accrued nor disclosed.

A contingent liabilities of business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably and subsequently are measured at the higher of:

(i)the amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or

(ii)the amount initially recognized less, where appropriate, of recognized revenue in accordance with the policy of recognizing revenue from customer contracts IFRS 15.

Asset retirement obligations

3.2.21.Asset retirement obligations

These primarily relate to future costs for the decommissioning of industrial landfill and related assets. A provision is recorded as a long-term obligation against property, plant and equipment. The provision and the corresponding property, plant and equipment are initially recorded at fair value, based on the present value of estimated cash flows for future cash payments discounted by an adjusted risk-free rate. The long-term obligation accrues interest using a long-term discount rate. The property, plant and equipment are depreciated on a straight-line basis over the useful life of the principal against to cost of sales of the income statement.

Share based payments

3.2.22.Share based payments

The Company’s executives and managers receive their compensation partially as share-based payment plans to be settled in cash and shares, and alternatively in cash.

Plan-related expenses are recognized in the income statement as a corresponding entry to financial liabilities during the vesting period when services will be rendered. The financial liability is measured by its fair value every balance sheet date and its variation is recorded in the income statement as administrative expenses.

At the option exercise date, if such options are exercised by executive in order to receive Company’s shares, financial liabilities are reclassified under stock options granted in shareholders’ equity. In case of option exercise paid in cash, the Company settles the financial liability in favor to the Company’s executives.

Employee benefits

3.2.23.Employee benefits

The Company offers benefits related to supplementary contribution plan to all employees and medical assistance and insurance life for a determined group of former employees, and for the last two benefits an actuarial appraisal is annually prepared by an independent actuary and are reviewed by Management.

Actuarial gains and losses are recognized in other reserves when incurred. The interest incurred, resulting from changes in the present value of the actuarial liability, is recorded in income statement under the financial expenses.

Other assets and liabilities current and non-current

3.2.24.Other assets and liabilities current and non-current

Assets are recognized only when it is probable that the economic benefit associated with the transaction will flow to the entity and its cost or value can be measured reliably.

A liability is recognized when the Company has a legal or constructive obligation arising from a past event, and it is probable that an economic resource will be required to settle this liability.

Government grants and assistance

3.2.25.Government grants and assistance

Government grants and assistance are recognized at fair value when it is reasonably certain that the conditions established by the granting Governmental Authority were observed and that these subsidies will be obtained. These are recorded as revenue or expense deduction in the income statement for the period of enjoyment of benefit and subsequently are allocated to the tax incentives reserve under shareholders’ equity.

Dividends and interest on own capital

3.2.26.Dividend and interest on own capital

The distribution of dividends or interest on shareholders' equity is recognized as a liability, calculated based on Corporate Law, the bylaws and the Company's Dividend Policy, which establishes that the minimum annual dividend is the lowest amount between (i) 25% of adjusted net income or (ii) the consolidated operating cash flow for the year and, provided they are declared before the end of the year. Any portion in excess of the minimum mandatory dividends, if declared after the balance sheet date, must be recorded under the additional dividends proposed in shareholders' equity, until approved by the shareholders at the General Assembly. After approval, reclassification to current liabilities is made.

The tax benefit of interest on equity is recognized in the income statement.

Share Capital

3.2.27.Share capital

Common shares are classified under shareholders’ equity. Incremental costs directly attributable to a public offer are stated under shareholders’ equity as a deduction from the amount raised, net of taxes.

In 2019, the Company reclassified the share issuance costs from capital reserve to share capital.

Revenue recognition

3.2.28.Revenue recognition

Revenue from contracts with customers are recognized as at which the products to customers transfer of control, represented by the ability to determine the use of products and obtain substantially all the remaining benefits from the products.

The Company follows the five-step model: (i) identification of contracts with customers; (ii) identification of performance obligations under contracts; (iii) determining the transaction price; (iv) allocation of the transaction price to the performance obligation provided for in the contracts and (v) recognition of revenue when the performance obligation is met.

For operating segment Pulp, revenue recognition is based on the parameters provided by (i) International Commercial Terms (“Incoterms”), when destined for the foreign market and (ii) lead time, when destined for the internal market.

For operating segment Paper and Consumer Goods, revenue recognition is based on the parameters provided by lead time and are products destined for internal market.

Are measured at the fair value of the consideration received or receivable, net of taxes, returns, rebates and discounts and recognized in accordance with the accrual basis of accounting, when the amount is reliably measured.

Accumulated experience is used to estimate and provide for the rebates and discounts, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A refund liability (included in trade accounts receivable) is recognized for expected rebates and discounts payable to customers in relation to sales made until the end of the reporting period. No significant element of financing is deemed present as the sales are made with a short credit term.

Financial income and expenses

3.2.29.Financial income and expenses

Include interest income on financial assets, at the effective interest rate that includes the amortization of funding raising costs, gains and losses on derivative financial instruments, interest on loans and financing, exchange variations on loans and financing and other assets and financial liabilities and monetary variations on other assets and liabilities. Interest income and expenses are recognized in the income statement using the effective interest method.

Earnings (losses) per share

3.2.30.Earnings (losses) per share

Basic earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by (losses) the weighted average number of ordinary shares during the year.

Diluted earnings per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year, plus the weighted average number of ordinary shares that would be issued when converting all dilutive potential ordinary shares into ordinary shares.

Employee and management profit sharing

3.2.31.Employee and management profit sharing

Employees are entitled to profit sharing based on certain goals agreed annually. For the Administrators, the statutory provisions proposed by the Board of Directors and approved by the shareholders are used as a basis. Provisions for participation are recognized in the administrative expense, during the period in which the targets are attained.

Accounting judgments, estimates and assumptions

3.2.32.Accounting judgments, estimates and assumptions

As disclosed in note 2, Management used judgments, estimates and accounting assumptions regarding the future, whose uncertainty may lead to results that require a significant adjustment to the book value of certain assets, liabilities, income and expenses in future years, are presented below:

(i)business combination (Note 1.2.1);

(ii)fair value of financial instruments (Note 4);

(iii)annual analysis of the impairment of non-financial assets (Notes 5 and 18);

(iv)fair value of biological assets (Note 13);

(v)useful life of property, plant and equipment and intangible assets with defined useful life (Notes 15 and 16);

(vi)provision for legal liabilities (Note 20);

(vii)pension and post-employment plans (Note 21); and

(viii)share-based payment transactions (Note 22).

The Company reviews the estimates and underlying assumptions used in its accounting estimates on annual basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

New standards, revisions and interpretation not yet in force

3.2.33.New standards, revisions and interpretations not yet in force

There are no other IFRSs or IFRIC interpretations that are not yet effective that would be expected to have a material impact on the Company’s consolidated financial statements.